Balance Sheet Details (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost basis:
Cost	$ 39,356,771
Impairment	(14,610,128)
Effect of Currency Translation	701,056
Intangible assets, gross	25,447,699
Accumulated amortization:
Amortization	(36,812)
Effect of Currency Translation	(36,812)
Intangible assets, net	25,410,887
Trade name [Member]
Cost basis:
Cost	9,018,000
Impairment
Effect of Currency Translation	294,739
Intangible assets, gross	9,312,739
Accumulated amortization:
Amortization
Effect of Currency Translation
Product rights for developed technology [Member]
Cost basis:
Cost	28,447,771
Impairment	(14,610,128)
Effect of Currency Translation	344,514
Intangible assets, gross	14,182,157
Accumulated amortization:
Amortization	(31,213)
Effect of Currency Translation	(31,213)
Customer relationships [Member]
Cost basis:
Cost	1,891,000
Impairment
Effect of Currency Translation	61,803
Intangible assets, gross	1,952,803
Accumulated amortization:
Amortization	(5,599)
Effect of Currency Translation	$ (5,599)